Segment information and information by geographical area (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Item	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Segment information and information by geographical area
Number of general departments | Item	2
Sales from operations	€ 132,512	€ 76,575	€ 43,987
Operating profit	17,510	12,341	(3,275)
Net provisions for contingencies	(2,985)	(707)	(349)
Depreciation and amortization	(7,205)	(7,063)	(7,304)
Impairments of tangible and intangible assets and right-of-use assets	(1,567)	(1,723)	(3,855)
Reversals of tangible and intangible assets and right-of-use assets	427	1,556	672
Write-off of tangible and intangible assets	(599)	(387)	(329)
Write-off of tangible and intangible assets and right-of-use assets	(599)
Share of profit (loss) from equity-accounted investments	1,841	(1,091)	(1,733)
Assets	152,130	137,765
Equity-accounted investments	12,092	5,887	6,749
Liabilities	96,900	93,246
Capital expenditure in tangible and intangible assets	8,056	5,234	4,644
Allocated amounts
Segment information and information by geographical area
Assets	100,686	94,292	79,604
Liabilities	48,103	40,989	32,405
Elimination of intersegment amounts
Segment information and information by geographical area
Operating profit	138	(208)	33
Net provisions for contingencies	19	(23)	(45)
Depreciation and amortization	33	33	32
Assets	(472)	(591)	(402)
Liabilities	(68)	(49)	(83)
Capital expenditure in tangible and intangible assets	(4)	(4)	(10)
Unallocated amounts
Segment information and information by geographical area
Assets	51,444	43,473	30,044
Liabilities	48,797	52,257	39,750
Exploration & Production
Segment information and information by geographical area
Sales from operations	12,896	8,846	6,359
Exploration & Production | Operating segments
Segment information and information by geographical area
Sales from operations	31,200	21,742	13,590
Operating profit	15,908	10,066	(610)
Net provisions for contingencies	(147)	(221)	(98)
Depreciation and amortization	(6,018)	(5,976)	(6,273)
Impairments of tangible and intangible assets and right-of-use assets	(613)	(194)	(2,170)
Reversals of tangible and intangible assets and right-of-use assets	181	1,438	282
Write-off of tangible and intangible assets		(384)	(322)
Write-off of tangible and intangible assets and right-of-use assets	(596)
Share of profit (loss) from equity-accounted investments	1,526	8	(980)
Assets	60,473	61,753	59,439
Equity-accounted investments	7,314	2,639	2,680
Liabilities	17,385	17,046	17,501
Capital expenditure in tangible and intangible assets	6,362	3,861	3,472
Exploration & Production | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	(18,304)	(12,896)	(7,231)
Global Gas & LNG Portfolio
Segment information and information by geographical area
Sales from operations	41,230	16,973	5,362
Global Gas & LNG Portfolio | Operating segments
Segment information and information by geographical area
Sales from operations	48,586	20,843	7,051
Operating profit	3,730	899	(332)
Net provisions for contingencies	(393)	(139)	(64)
Depreciation and amortization	(217)	(174)	(125)
Impairments of tangible and intangible assets and right-of-use assets	(6)	(28)	(2)
Reversals of tangible and intangible assets and right-of-use assets	18	2
Write-off of tangible and intangible assets and right-of-use assets	(1)
Share of profit (loss) from equity-accounted investments	4		(15)
Assets	12,282	10,022	4,020
Equity-accounted investments	1	17	259
Liabilities	12,572	10,072	3,785
Capital expenditure in tangible and intangible assets	23	19	11
Global Gas & LNG Portfolio | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	(7,356)	(3,870)	(1,689)
Refining & Marketing and Chemical
Segment information and information by geographical area
Sales from operations	€ 58,470	40,051	24,937
Refining & Marketing and Chemical | Operating segments
Segment information and information by geographical area
Number of operating segments have similar economic returns | Item	2
Sales from operations	€ 59,178	40,374	25,340
Operating profit	460	45	(2,463)
Net provisions for contingencies	(1,110)	(137)	(118)
Depreciation and amortization	(506)	(512)	(575)
Impairments of tangible and intangible assets and right-of-use assets	(752)	(1,342)	(1,605)
Reversals of tangible and intangible assets and right-of-use assets	35		334
Write-off of tangible and intangible assets		(2)
Write-off of tangible and intangible assets and right-of-use assets	(2)
Share of profit (loss) from equity-accounted investments	446	(333)	(363)
Assets	14,925	13,326	10,716
Equity-accounted investments	3,084	2,366	2,605
Liabilities	9,011	6,796	5,460
Capital expenditure in tangible and intangible assets	878	728	771
Refining & Marketing and Chemical | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	(708)	(323)	(403)
Plenitude & Power
Segment information and information by geographical area
Sales from operations	19,726	10,517	7,135
Plenitude & Power | Operating segments
Segment information and information by geographical area
Sales from operations	20,883	11,187	7,536
Operating profit	(825)	2,355	660
Net provisions for contingencies	(14)	(1)	2
Depreciation and amortization	(358)	(286)	(217)
Impairments of tangible and intangible assets and right-of-use assets	(125)	(132)	(56)
Reversals of tangible and intangible assets and right-of-use assets	162	112	55
Write-off of tangible and intangible assets		(1)	(7)
Share of profit (loss) from equity-accounted investments	(20)		6
Assets	11,987	8,343	4,387
Equity-accounted investments	663	667	217
Liabilities	4,787	3,786	2,426
Capital expenditure in tangible and intangible assets	631	443	293
Plenitude & Power | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	(1,157)	(670)	(401)
Corporate and Other activities
Segment information and information by geographical area
Sales from operations	190	188	194
Corporate and Other activities | Operating segments
Segment information and information by geographical area
Sales from operations	1,879	1,698	1,559
Operating profit	(1,901)	(816)	(563)
Net provisions for contingencies	(1,340)	(186)	(26)
Depreciation and amortization	(139)	(148)	(146)
Impairments of tangible and intangible assets and right-of-use assets	(71)	(27)	(22)
Reversals of tangible and intangible assets and right-of-use assets	31	4	1
Share of profit (loss) from equity-accounted investments	(115)	(766)	(381)
Assets	1,491	1,439	1,444
Equity-accounted investments	1,030	198	988
Liabilities	4,416	3,338	3,316
Capital expenditure in tangible and intangible assets	166	187	107
Corporate and Other activities | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	€ (1,689)	€ (1,510)	€ (1,365)